Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Short Term Bank Loans [member]
Statement [LineItems]
Summary of Borrowings
a.	Short-term borrowings
1) Bank loans
  Mainly represented revolving loans and bank overdrafts.

	$	$		$
	December 31
	2023	2024
	NT$	NT$		US$ (Note 4)

Secured bank loans, annual interest rates were 4.80%-5.40% and 3.81%-4.16% as of December 31, 2023 and 2024, respectively	$354,064		$279,797		$8,533

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Unsecured bank loans, annual interest rates were 1.55%-7.57% and 1.75%-6.96% as of December 31, 2023 and 2024, respectively	$49,900,124	$47,165,065	$1,438,398

	50,254,188	47,444,862	1,446,931
Less: financial liabilities for hedging - current (Note 34)	12,516,971	12,456,104	379,875

	$37,737,217	$34,988,758	$1,067,056

Short Term Bills Payable [Member]
Statement [LineItems]
Summary of Borrowings	2) Short-term bills payable

December 31, 2023
NT$

Commercial papers	$2,790,000
Less: Unamortized discounts	2,660

$2,787,340

Annual interest rate (%)	1.53-1.54

Long Term Bank Loans [member]
Statement [LineItems]
Summary of Borrowings
b.	Long-term borrowings

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

1) Revolving bank loans
Others - repayable through January 2025 to September 2029, annual interest rates were 1.43%-5.91% and 1.62%-5.33% as of December 31, 2023 and 2024, respectively	$77,318,195	$117,177,156	$3,573,564
2) Mortgage loans (Note 36)
Repayable through January 2025 to November 2039, annual interest rates were 2.95%-3.65% and 2.40%-3.45% as of December 31, 2023 and 2024, respectively	8,142,508	8,457,942	257,942

	85,460,703	125,635,098	3,831,506
Less: current portion	4,096,255	3,884,906	118,478

	$81,364,448	$121,750,192	$3,713,028